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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 114 Pacifica
         Suite 240
         Irvine, CA 92618-3321

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (312) 876-7990

Signature, Place, and Date of Signing:


/s/ Nadim A. Kazi                      Chicago, IL   August 14, 2009
------------------------------------
Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         17
Form I3F Information Table Value Total:   $234,516 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                                 COLUMN 8
COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7  -----------------------
--------                  --------  -----------  --------  -----------------------  ----------  --------      VOTING AUTHORITY
                          TITLE OF                 VALUE    SHRS OR   SH/    PUT/   INVESTMENT   OTHER    -----------------------
NAME OF ISSUER             CLASS       CUSIP     (X$1000)   PRN AMT   PRN    CALL   DISCRETION  MANAGERS     SOLE    SHARED  NONE
--------------            --------  -----------  --------  ---------  ---  -------  ----------  --------  ---------  ------  ----
Air Transport Services
   Group, Inc.            COM       00922R105     12,676   5,393,962  SH               Sole       None    5,393,962
Berkshire Hathaway        B         084670 20 7   18,627       6,432  SH               Sole       None        6,432
Brookfield Properties     COM       112900 10 5   16,934   2,124,668  SH               Sole       None    2,124,668
Cresud S A C I F Y A      SPON ADR  226406106     15,280   1,620,311  SH               Sole       None    1,620,311
Cresud SA Commercial      SPON ADR  P3311R192         30     246,500  SH   Warrant     Sole       None      246,500
Fairfax Finl Hldngs Ltd   SUB VTG   303901 10 2   17,168      68,812  SH               Sole       None       68,812
Goldman Sachs Group Inc.  COM       38141GDG6     16,346     110,864  SH               Sole       None      110,864
Harvest Nat Res Inc.      COM       41754V 10 3   25,067   5,684,201  SH               Sole       None    5,684,201
Horsehead Hldg Corp.      COM       440694305     10,158   1,363,498  SH               Sole       None    1,363,498
Leucadia National Corp.   COM       527288104     16,745     793,972  SH               Sole       None      793,972
Pinnacle Airlines Corp.   COM       723443107      7,676   2,731,688  SH               Sole       None    2,731,688
Pinnacle Airlines Corp.   COM       723443107          3      68,800  SH   Call        Sole       None       68,800
Potash Corp.              COM       73755L107     14,306     153,740  SH               Sole       None      153,740
Teck Cominco              CL B      878742204     18,671   1,006,501  SH               Sole       None    1,006,501

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
Terex Corp                COM       880779 10 3    5,074     420,350  SH               Sole       Non       420,350
Ternium S.A.              SPON ADR  880890108     30,786   1,783,644  SH               Sole       None    1,783,644
Wells Fargo & Co.         COM       949746101      8,969     369,701  SH               Sole       None      369,701